TAX-FREE HIGH GRADE PORTFOLIO BOND FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Face Amount			Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 10.82% of net assets applicable to common shareholders, total cost of $26,798,126
$615,000		F	Puerto Rico Sales Tax	4.55%	07/01/40	$615,228
4,518,000		F	Puerto Rico Sales Tax	4.75%	07/01/53	4,258,504
11,425,000		F	Puerto Rico Sales Tax	5.00%	07/01/58	10,999,476
6,255,000		F	Puerto Rico Sales Tax	4.33%	07/01/40	6,119,786
187,000		F	Puerto Rico Sales Tax	4.54%	07/01/53	169,384
1,376,000		F	Puerto Rico Sales Tax	4.55%	07/01/40	1,196,177
2,508,000		F	Puerto Rico Sales Tax	4.78%	07/01/58	2,341,549

$26,884,000						$25,700,105

Puerto Rico Agencies Zero Coupons Bonds - 5.38% of net assets applicable to common shareholders, total cost of $12,575,724
$838,000		G	Puerto Rico Sales Tax	0.00%	07/01/27	$796,304
1,144,000		G	Puerto Rico Sales Tax	0.00%	07/01/29	1,016,096
1,477,000		G	Puerto Rico Sales Tax	0.00%	07/01/31	1,213,457
1,662,000		G	Puerto Rico Sales Tax	0.00%	07/01/33	1,258,536
15,809,000		G	Puerto Rico Sales Tax	0.00%	07/01/46	5,280,522
12,879,000		G	Puerto Rico Sales Tax	0.00%	07/01/51	3,221,862

$33,809,000						$12,786,779

Principal
Outstanding
Amount
Puerto Rico GNMA Exempt - 1.38% of net assets applicable to common shareholders, total cost of $3,234,487
$43,396			GNMA Pool 420133	6.50%	06/15/26	$44,070
43,863			GNMA Pool 437632	6.50%	02/15/27	44,544
30,392			GNMA Pool 437641	6.50%	02/15/27	30,864
46,009			GNMA Pool 444370	6.50%	05/15/26	46,724
36,933			GNMA Pool 445512	6.50%	12/15/27	37,507
38,364			GNMA Pool 449303	6.50%	01/15/27	38,960
39,944			GNMA Pool 449308	6.50%	05/15/27	40,564
36,337			GNMA Pool 449357	6.50%	12/15/27	36,901
39,443			GNMA Pool 449358	6.50%	12/15/27	40,056
40,589			GNMA Pool 451945	6.50%	08/15/27	41,220
44,183			GNMA Pool 476750	6.50%	08/15/28	44,869
61,107			GNMA Pool 494894	6.50%	11/15/28	62,056
55,660			GNMA Pool 495007	6.50%	01/15/29	56,525
31,902			GNMA Pool 495081	6.50%	10/15/29	32,398
67,740			GNMA Pool 495038	6.50%	05/15/29	68,792
28,237			GNMA Pool 495070	6.50%	07/15/29	28,676
45,149			GNMA Pool 495078	6.50%	09/15/29	45,850
83,220			GNMA Pool 508608	6.50%	12/15/29	84,513
47,973			GNMA Pool 508625	6.50%	10/15/28	48,718
44,625			GNMA Pool 528298	6.50%	01/15/30	45,318
35,763			GNMA Pool 528300	6.50%	01/15/30	36,319
47,313			GNMA Pool 528301	6.50%	12/15/29	48,048
42,628			GNMA Pool 528302	6.50%	01/15/30	43,290
69,742			GNMA Pool 528381	6.50%	04/15/30	70,825
57,698			GNMA Pool 528386	6.50%	04/15/30	58,594
43,625			GNMA Pool 528389	6.50%	05/15/30	44,303
95,179			GNMA Pool 528390	6.50%	04/15/30	96,658
47,933			GNMA Pool 528399	6.50%	05/15/30	48,678
35,729			GNMA Pool 528412	6.50%	06/15/30	36,284
29,730			GNMA Pool 528413	6.50%	06/15/30	30,192
91,676			GNMA Pool 528505	6.50%	10/15/30	93,100
79,639			GNMA Pool 530752	6.50%	11/15/32	80,876
149,652			GNMA Pool 553970	6.50%	10/15/31	151,977
264,061			GNMA Pool 553975	6.50%	08/15/31	268,163
170,738			GNMA Pool 553981	6.50%	11/15/31	173,390
95,760			GNMA Pool 553982	6.50%	11/15/31	97,248
178,510			GNMA Pool 553996	6.50%	10/15/31	181,283
53,770			GNMA Pool 554037	6.50%	12/15/31	54,605
169,178			GNMA Pool 554064	6.50%	10/15/31	171,806
264,063			GNMA Pool 554080	6.50%	11/15/31	268,165
127,697			GNMA Pool 568321	6.50%	04/15/32	129,681
179,337			GNMA Pool 607296	6.50%	04/15/33	182,123

$3,234,487	B					$3,284,732

Puerto Rico GNMA Taxable - 0.84% of net assets applicable to common shareholders, total cost of $1,948,470

$114,618			GNMA Pool 572093	5.50%	02/15/34	$119,757
108,409			GNMA Pool 572120	6.00%	07/15/34	114,141
137,650			GNMA Pool 572127	6.00%	08/15/34	144,930
125,379			GNMA Pool 572153	6.00%	01/15/35	132,013
118,084			GNMA Pool 572155	6.00%	02/15/35	124,333
43,515			GNMA Pool 622038	6.00%	09/15/33	43,967
83,341			GNMA Pool 622047	6.00%	11/15/33	84,381
57,023			GNMA Pool 622048	6.50%	11/15/33	57,988
98,576			GNMA Pool 622052	6.00%	01/15/34	100,473
22,074			GNMA Pool 593758	6.00%	10/15/33	22,271
40,932			GNMA Pool 593794	6.50%	01/15/34	42,152
42,507			GNMA Pool 593802	6.00%	01/15/34	43,015
119,025			GNMA Pool 631034	5.50%	11/15/34	124,365
90,082			GNMA Pool 590175	5.50%	08/15/33	90,740
20,808			GNMA Pool 593727	6.00%	08/15/33	21,350
105,082			GNMA Pool 593729	6.00%	07/15/33	107,956
72,273			GNMA Pool 607404	6.50%	09/15/33	73,495
148,637			GNMA Pool 593764	6.00%	12/15/33	151,753
28,863			GNMA Pool 607410	6.00%	10/15/33	29,118
25,147			GNMA Pool 607412	6.50%	10/15/33	25,896
45,468			GNMA Pool 607427	6.00%	11/15/33	45,991
19,952			GNMA Pool 607433	6.00%	11/15/33	20,131
116,928			GNMA Pool 607442	6.00%	12/15/33	118,790
122,799			GNMA Pool 607444	6.50%	11/15/33	126,363
41,299			GNMA Pool 607445	6.50%	12/15/33	42,026

$1,948,470	B					$2,007,392

TAX-FREE HIGH GRADE PORTFOLIO BOND FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Principal Outstanding Amount		Issuer	Coupon	Maturity Date	Value
Puerto Rico FNMA Taxable - 4.69% of net assets applicable to common shareholders, total cost of $10,710,576
$583,619		FNMA Pool 835565	6.00%	10/01/35	$622,694
247,066		FNMA Pool 695396	6.00%	12/01/33	253,472
132,398		FNMA Pool 695419	6.00%	10/01/33	135,831
230,600		FNMA Pool 695423	6.00%	11/01/33	236,580
80,021		FNMA Pool 695424	6.50%	11/01/33	83,024
37,154		FNMA Pool 695428	6.00%	11/01/33	38,117
64,182		FNMA Pool 695429	6.50%	11/01/33	66,591
284,814		FNMA Pool 695430	6.00%	12/01/33	292,247
160,318		FNMA Pool 758511	6.50%	12/01/33	166,335
106,348		FNMA Pool 758561	6.50%	08/01/34	110,339
298,656		FNMA Pool 758583	6.00%	12/01/34	315,296
52,666		FNMA Pool 801556	5.50%	12/01/34	54,733
111,252		FNMA Pool 801557	5.50%	01/01/35	117,147
795,060		FNMA Pool 823332	5.50%	07/01/35	831,248
384,685		FNMA Pool 823346	5.50%	07/01/35	401,705
628,861		FNMA Pool 909119	6.00%	11/01/37	671,033
54,647		FNMA Pool 633637	6.50%	02/01/32	56,698
49,431		FNMA Pool 654709	6.00%	03/01/33	50,713
261,405		FNMA Pool 682079	6.00%	11/01/32	269,995
30,833		FNMA Pool 695400	6.50%	07/01/33	31,990
113,397		FNMA Pool 695401	6.00%	07/01/33	116,338
235,195		FNMA Pool 695409	5.50%	08/01/33	238,459
150,187		FNMA Pool 695410	6.00%	08/01/33	154,081
143,001		FNMA Pool 695414	6.50%	09/01/33	148,368
227,437		FNMA Pool 695415	6.00%	09/01/33	233,335
112,957		FNMA Pool 695417	6.00%	09/01/33	115,886
38,269		FNMA Pool 695431	6.00%	12/01/33	39,262
171,262		FNMA Pool 732871	5.50%	10/01/33	173,638
98,899		FNMA Pool 746980	5.50%	11/01/33	100,573
93,698		FNMA Pool 747021	5.50%	02/01/34	94,999
96,453		FNMA Pool 758565	6.00%	09/01/34	101,304
210,934		FNMA Pool 758631	6.00%	06/01/34	216,404
219,509		FNMA Pool 758632	6.00%	06/01/34	231,118
194,267		FNMA Pool 758639	6.00%	07/01/34	204,034
228,381		FNMA Pool 758642	6.00%	07/01/34	240,455
183,410		FNMA Pool 758660	6.00%	08/01/34	193,109
82,341		FNMA Pool 758667	6.00%	09/01/34	84,476
187,001		FNMA Pool 758694	6.00%	10/01/34	196,887
591,223		FNMA Pool 747026	5.50%	02/01/34	601,527
312,442		FNMA Pool 747030	5.50%	02/01/34	316,778
194,958		FNMA Pool 747042	5.50%	03/01/34	197,663
191,850		FNMA Pool 758591	5.50%	01/01/35	200,330
148,712		FNMA Pool 801573	5.50%	01/01/35	155,285
47,726		FNMA Pool 801581	5.50%	02/01/35	49,480
758,391		FNMA Pool 811769	5.50%	06/01/35	794,307
594,299		FNMA Pool 811723	5.50%	05/01/35	620,587
215,528		FNMA Pool 811768	5.50%	06/01/35	223,985
275,935		FNMA Pool 811760	5.50%	06/01/35	286,997

$10,711,681	C				$11,135,451

Puerto Rico Freddie Mac Taxable - 0.40% of net assets applicable to common shareholders, total cost of $913,795
$16,026		FHLMC Pool A65267	6.50%	08/01/37	$16,272
81,537		FHLMC Pool A15022	6.00%	10/01/33	83,736
58,839		FHLMC Pool A15962	6.00%	11/01/33	60,426
36,171		FHLMC Pool A19230	6.00%	06/01/34	37,740
137,516		FHLMC Pool A22037	5.50%	04/01/34	142,606
209,357		FHLMC Pool A34667	5.50%	02/01/35	218,992
120,147		FHLMC Pool A36944	5.50%	08/01/35	124,705
214,823		FHLMC Pool A12792	5.50%	08/01/33	218,025
40,187		FHLMC Pool A43753	6.00%	03/01/36	41,932

$914,603	D				$944,432

Face Amount
US Government, Agency and Instrumentalities - 68.48% of net assets applicable to common shareholders, total cost of $196,736,817
$20,000,000		Federal Farm Credit	2.09%	06/18/40	$14,160,720
18,000,000		Federal Farm Credit	3.10%	06/16/42	14,019,804
4,000,000		Federal Farm Credit	2.95%	12/28/37	3,429,516
5,000,000		Federal Farm Credit	2.80%	09/01/44	3,569,570
17,400,000	A	Federal Farm Credit	4.85%	04/28/42	17,245,801
12,000,000		Federal Farm Credit	2.13%	05/21/40	8,450,304
10,000,000	A	Federal Farm Credit	5.93%	05/01/45	10,064,310
5,000,000	A	Federal Home Loan Bank	5.75%	11/07/44	5,003,025
5,000,000	A	Federal Home Loan Bank	5.88%	10/21/44	5,002,200
25,000,000	A	Federal Home Loan Bank	5.87%	04/10/45	25,085,500
30,000,000	A	Federal Home Loan Bank	2.49%	03/26/40	22,431,450
30,000,000	A	Federal Home Loan Bank	2.47%	04/30/40	22,342,800
7,000,000		Federal Home Loan Bank	2.17%	06/08/40	4,949,637
5,215,000		Federal Home Loan Bank	2.07%	06/29/40	3,605,849
3,000,000		Federal Home Loan Bank	5.50%	07/15/36	3,282,816

$196,615,000					$162,643,302

TAX-FREE HIGH GRADE PORTFOLIO BOND FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

				Maturity
Face Amount		Issuer	Coupon	Date	Value
US Municipals - 39.54% of net assets applicable to common shareholders, total cost of $109,146,989
$2,430,000	E	North Texas Municipal Water District	2.13%	06/01/39	$1,950,350
2,480,000	E	North Texas Municipal Water District	2.13%	06/01/40	1,918,590
2,500,000	E	North Texas Municipal Water District	2.25%	06/01/42	1,812,878
16,395,000	E	Dormitory Authority of the State of New York	5.60%	03/15/40	16,778,545
6,052,372	E	Dormitory Authority of the State of New York	5.29%	03/15/33	6,122,307
15,900,000	E	Dormitory Authority of the State of New York	5.39%	03/15/40	16,026,914
5,000,000	E	New York City Transitional Finance Authority	3.80%	08/01/29	5,000,320
14,525,000	E	New York City Transitional Finance Authority	2.25%	08/01/37	11,131,844
7,295,000	E	New York City Transitional Finance Authority	2.30%	08/01/38	5,458,936
9,495,000		City of Portland General Obligation	2.45%	06/15/39	7,244,600
3,050,000	E	San Diego County Regional Transportation Commission	3.25%	04/01/48	2,317,543
4,000,000		Texas Transportation Commission General Obligation	3.21%	4/1/2044	3,322,540
19,375,000	E	University of Michigan	2.44%	04/01/40	14,826,758

$108,497,372					$93,912,122

Total investments (131.53% of net assets applicable to common shareholders)					$312,414,314
Other Assets and Liabilities, net (-31.53% of net assets applicable to common shareholders)					(74,895,388)

Net assets applicable to common shareholders - 100%					$237,518,927

Securities sold under reverse repurchase agreements - 32.67% of net assets applicable to common shareholders
$56,056,000		Reverse Repurchase Agreements with Goldman Sachs 4.05% dated December 16, 2025, due January 13, 2026 (Collateralized by US Government Agencies and Instrumentalities with a face value of $68,280,000 and a fair value of $60,629,796; 2.49% - 5.93%, with maturity dates from March 26, 2040, to May 1, 2045)			$56,056,000

21,531,913		Reverse Repurchase Agreements with JP Morgan 4.05% dated December 16, 2025, due January 13, 2026 (Collateralized by an US Government Agencies and Instrumentalities with a face value of $30,000,000 and a fair value of $22,342,800; 2.47% with maturity date of April 30, 2040)			21,531,913

$77,587,913					$77,587,913

A	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

B

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

D

FHLMC - represents mortgage-backed obligations guaranteed by the Federal Home Loans Mortgage Corporation. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

E	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus.

F

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

G	Issued with a zero coupon. Income is recognized through the accretion of discount.